Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Mar. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Other taxes payable	$1,829,586	$1,862,661
Payroll payable	358,347	231,113
Other payable	627,352	914,127
Total accrued expenses and other liabilities	$2,815,285	$3,007,901